Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	June 30, 2022	December 31, 2021

Advances received on contracts in progress, between 1 and 5 years	451	503
Derivatives	—	2,987
Total non-current other payables	451	3,490
Trade payables	40,786	26,012
Accrued expenses	61,086	38,020
Accrued payroll	2,074	2,160
Dividends payable	544	555
Accrued interest	7,009	6,570
Deferred income	7,418	7,545
Other payables	1,513	3,050
Total current trade and other payables	120,430	83,912